Income Taxes (Schedule Of Pretax Earnings From Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Disclosure [Abstract]
United States	$ 1,742	$ 1,891	$ 1,303
Non-U.S.	1,373	1,740	1,576
Pretax earnings from continuing operations	$ 3,115	$ 3,631	$ 2,879